Stockholders' Equity (Total Shares And Related Cost Of Common Stock Repurchased) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Stockholders' Equity Note [Abstract]
Repurchases of common stock, Shares (shares)	1.0	8.2	8.6
Repurchases of common stock, Cost	$ 52.4	$ 375.1	$ 385.5